Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Inventories by Product Type

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Chemical products inventories	109.4	93.7
Equipment inventories	52.8	41.1
Valuation allowance on chemical product inventories	(4.8)	(3.3)
Valuation allowance on Equipment inventories	(12.0)	(6.7)

Total	145.4	124.7

Summary of Inventories	Inventories comprise of the following:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Raw materials	76.7	36.8
Finished and unfinished goods	68.7	87.9

Total	145.4	124.7